Insurance (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance [Line Items]
Carrying value of securities owned by U.S.-based insurance subsidiaries on deposit	$ 24
Investment in Federal Home Loan Bank capital stock	41
Proceeds received under funding agreements with the Federal Home Loan Bank	345
Advances from Federal Home Loan Bank	785
Repayments of advances from Federal Home Loan Bank due in the next twelve months	200
Repayments of advances from Federal Home Loan Bank due in year three	285
Repayments of advances from Federal Home Loan Bank due in year five	$ 300
Description of variable rate basis	LIBOR
Fair value of commercial mortgage-backed securities held as collateral by the Federal Home Loan Bank	$ 912
Interest on advances from Federal Home Loan Bank	3	$ 1	$ 1
Dividends	$ (110)	(200)	(115)
Statutory restrictions on dividends	The maximum amount of dividends that can be paid to shareholders in 2016 by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards to policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31.
Percentage threshold of dividends paid in previous twelve months to earned statutory surplus of prior year end, requiring approval of payment of dividends if exceeded	10.00%
Maximum amount of dividends available to be paid by insurance subsidiaries to parent without prior approval of regulatory authorities	$ 375
Maximum amount of dividends available to be received by parent from insurance subsidiaries without prior approval of regulatory authorities	25
Aggregate guaranteed minimum death benefit value on variable annuity polices in force	$ 27	23
Minimum [Member] | LIBOR [Member]
Insurance [Line Items]
FHLB advances, basis spread on variable rate	0.02%
Maximum [Member]
Insurance [Line Items]
Death benefits paid in excess of the variable annuity account balances (are less than in 2013, 2014 and 2015)	$ 1	1	1
Maximum [Member] | LIBOR [Member]
Insurance [Line Items]
FHLB advances, basis spread on variable rate	0.49%
Average [Member] | LIBOR [Member]
Insurance [Line Items]
FHLB advances, basis spread on variable rate	0.58%
Life insurance [Member]
Insurance [Line Items]
Life insurance in force, ceded premiums	$ 11,190	12,150
Life insurance in force, direct premiums	14,670	15,810
Life written premiums ceded	34	36	38
Reinsurance recoveries	45	55	54
Retained Earnings
Insurance [Line Items]
Dividends	$ (110)	$ (200)	$ (115)